Metropolitan Life Insurance Company
200 Park Avenue
New York, NY 10166

                                                        May 2, 2007

Securities and Exchange Commission
100 F Street, NE
Washington, D.C. 20549

Re: Metropolitan Life Insurance Company
    Paragon Separate Account C
    File Nos. 333-133678, 333-133673 and 811-07982
    Rule 497(j) Certification

Commissioners:

   On behalf of Metropolitan Life Insurance Company (the "Company") and Paragon Separate Account C (the "Account"), I hereby certify, pursuant to paragraph (j) of Rule 497 under the Securities Act of 1933, that the forms of Statements of Additional Information dated April 30, 2007 being used for certain variable life policies offered by the Company through the Account and otherwise required to be filed under paragraph (c) of Rule 497 does not differ from statements of Additional Information contained in the Amendments to the Registration Statement for the Account filed with the Commission on April 17, 2007.

   Please call the undersigned at (617) 578-2710 with any questions.

                                                  Sincerely,

                                                  /s/ Gina C. Sandonato
                                                  -----------------------------
                                                  Gina C. Sandonato
                                                  Senior Counsel

Attachment